Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Income taxes
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 2,167,380	$ 1,653,920	$ 1,217,748
Deferred ISR		(127,938)	(278,400)	(245,569)
Income tax expense	$ 120,542	$ 2,039,442	$ 1,375,520	$ 972,179